WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Classified Warrants [Member]
Number of shares (in shares)	6,666,573	6,974,369
Equity Classified Warrants [Member] | Consultant [Member]
Number of shares (in shares)	1,178,759	2,262,759
Weighted Average Exercise price (in dollars per share)	$ 2.27	$ 1.64
Expiration	January 2013 through June 2017	January 2013 through June 2017
Equity Classified Warrants [Member] | Financing 2009 [Member]
Number of shares (in shares)	1,455,516	1,455,516
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Expiration	February 2014 through September 2014	February 2014 through September 2014
Equity Classified Warrants [Member] | Financing 2010 [Member]
Number of shares (in shares)	1,022,943	1,022,943
Weighted Average Exercise price (in dollars per share)	$ 3.38	$ 3.38
Expiration	January 2015 through May 2015	January 2015 through May 2015
Equity Classified Warrants [Member] | Financing 2011 [Member]
Number of shares (in shares)	1,936,785	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24	$ 3.24
Expiration	January 2016 through April 2016	January 2016 through April 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Number of shares (in shares)	367,740	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Expiration	December 2012 through December 2017	December 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Number of shares (in shares)	704,830
Weighted Average Exercise price (in dollars per share)	$ 3.00
Expiration	March 2013 through March 2018
Liability Classified Warrants [Member]
Number of shares (in shares)	8,089,520	8,513,984
Liability Classified Warrants [Member] | Financing 2008 [Member]
Number of shares (in shares)	1,422,947	1,539,615
Weighted Average Exercise price (in dollars per share)	$ 1.50	$ 1.50
Expiration	July 2013 through August 2013	July 2013 through August 2013